Other disclosures	6 Months Ended
Jun. 30, 2025
Other Disclosures
Other disclosures	Other disclosures
a) Valuation techniques for financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2025 and 31 December 2024, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2025			31-12-2024
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	87,907	146,927	234,834	88,147	142,106	230,253
Non-trading financial assets mandatorily at fair value through profit or loss	1,859	3,865	5,724	2,037	4,093	6,130
Financial assets at fair value through profit and loss	2,813	5,978	8,791	2,744	5,171	7,915
Financial assets at fair value through other comprehensive income	53,901	21,900	75,801	67,680	22,218	89,898
Hedging derivatives (assets)	—	4,628	4,628	—	5,672	5,672
Financial liabilities held for trading	28,026	127,656	155,682	29,974	122,177	152,151
Financial liabilities designated at fair value through profit or loss	—	35,513	35,513	—	36,360	36,360
Hedging derivatives (liabilities)	—	4,431	4,431	—	4,752	4,752
Liabilities under insurance contracts	—	18,343	18,343	—	17,829	17,829
The financial instruments at fair value determined on the basis of published price quotations in active markets (level 1) include government debt securities, private-sector debt securities, derivatives traded in organised markets, securitised assets, shares, short positions and fixed-income securities issued.
In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (level 2) and, in cases, they use significant inputs not observable in market data (level 3). In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
During the first six months of 2025 and 2024, Grupo Santander did not make any material transfers of financial instruments between measurement levels other than the transfers included in level 3 table.
Grupo Santander has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group’s units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies).
The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The most important products and types of derivatives, and the related valuation techniques and inputs, by asset class, are detailed in the consolidated annual accounts as at 31 December 2024.
As the end of 30 June 2025, the CVA (Credit Valuation Adjustment) accounted for was EUR 251 million (a decrease of 8.2% compared to 31 December 2024) and adjustments of DVA (Debt Valuation Adjustment) was EUR 309 million (a decrease of 2.7% compared to 31 December 2024). The reduction in CVA is due to the evolution in the models used to calculate spread curves for certain counterparties, movements in credit markets, market movements in interest rate and foreign exchange risk factors, while the reduction in DVA is due reductions in credit markets.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2025 and 31 December 2024:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2025 (*)		Fair values calculated using internal models at 31-12-2024 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	166,317	16,981	163,941	15,319
Financial assets held for trading	141,450	5,477	138,176	3,930
Central banks (**)	16,217	468	12,966	—	Present value method	Yield curves, FX market prices
Credit institutions (**)	22,509	69	26,546	769	Present value method	Yield curves, FX market prices
Customers (**)	31,711	3,843	24,602	1,801	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	13,957	212	11,115	413	Present value method	Yield curves, FX market prices
Derivatives	57,056	885	62,947	947
Swaps	40,004	649	47,519	556	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	1,812	15	1,583	2	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	1,583	42	1,879	30	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	316	2	1,445	—	Present value method	Yield curves, FX market prices
Index and securities options	651	56	465	241	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	12,690	121	10,056	118	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	4,614	14	5,652	20
Swaps	4,311	14	5,390	20	Present value method	Yield curves, FX market prices, Basis
Interest rate options	84	—	2	—	Black Model	Yield curves, FX market prices, Volatility surfaces
Other	219	—	260	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,506	2,359	1,505	2,588
Equity instruments	770	2,045	763	1,841	Present value method	Yield curves, Market price, Dividends and Others
Debt instruments	52	232	205	242	Present value method	Yield curves
Loans and receivables	684	82	537	505	Present value method, swap asset model and CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	5,933	45	5,065	106
Credit institutions	1,110	—	408	—	Present value method	Yield curves, FX market prices
Customers (***)	4,814	17	4,590	20	Present value method	Yield curves, FX market prices, HPI
Debt instruments	9	28	67	86	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	12,814	9,086	13,543	8,675
Equity instruments	33	286	5	375	Present value method	Yield curves, Market price, Dividends and Others
Debt instruments	7,738	1,271	9,644	1,047	Present value method	Yield curves, FX market prices
Loans and receivables	5,043	7,529	3,894	7,253	Present value method	Yield curves, FX market prices and Credit curves

LIABILITIES	184,727	1,216	179,766	1,352
Financial liabilities held for trading	126,702	954	121,243	934
Central banks (**)	10,096	—	13,300	—	Present value method	FX market prices, Yield curves
Credit institutions (**)	20,694	26	26,284	—	Present value method	FX market prices, Yield curves
Customers (**)	39,945	52	18,984	—	Present value method	FX market prices, Yield curves
Derivatives	48,722	876	56,205	934
Swaps	33,411	499	41,283	479	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	1,759	15	1,057	—	Black Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,095	111	2,295	79	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices
Index and securities options	824	155	1,160	294	Black-Scholes Model	Yield curves, FX market prices, Liquidity
Interest rate and equity futures	604	29	1,276	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	10,029	67	9,134	82	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, HPI, Credit, Others
Short positions	7,245	—	6,470	—	Present value method	Yield curves ,FX market prices, Equity
Hedging derivatives	4,401	30	4,740	12
Swaps	4,306	29	4,618	12	Present value method	Yield curves ,FX market prices, Basis
Interest rate options	—	1	3	—	Black's Model	Yield curves, Volatility surfaces, FX market prices and Liquidity
Other	95	—	119	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity and others
Financial liabilities designated at fair value through profit or loss (****)	35,513	—	36,200	160	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	18,111	232	17,583	246	Present Value Method with actuarial techniques	Mortality tables and yield curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models use significant inputs that are not observable in market data.
(**)     Includes mainly temporary acquisitions/disposals of assets with corporate clients and, to a lesser extent, with central banks.
(***) Includes mainly syndicated loans under the HTC&S business model.
(****) Includes mainly short-term deposits that are managed based on their fair value.
Level 3 financial instruments
Set forth below are the Group’s main financial instruments measured using unobservable market data as significant inputs of the internal models (level 3):
•HTC&S (Hold to collect and sale) syndicated loans classified in the fair value category with changes in other comprehensive income, where the cost of liquidity is not directly observable in the market, as well as the prepayment option in favour of the borrower.
•Illiquid equity instruments in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
•Long-term temporary acquisitions/disposals of assets with corporate clients based on underlying assets for which no observable credit curve exists. To a lesser extent, repos/reverse repos with central banks on illiquid government-backed underlying assets.
•Callable interest rate derivatives (Bermudan-style options) where the main unobservable input is mean reversion of interest rates.
•Trading derivatives on interest rates, taking as an underlying asset titling and with the amortization rate (CPR, Conditional prepayment rate) as unobservable main entry.
•Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
•Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
•Derivatives on long-term interest rate and FX in some units (mainly South America) where for certain underlyings it is not possible to demonstrate observability to these terms.
•Debt instruments referenced to certain illiquid interest rates, for which there is no reasonable market observability.
The measurements obtained using the internal models might have been different if other methods or assumptions had been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognised in the interim condensed consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.
The net amount recorded in the results of the first six months of 2025 arising from models whose significant inputs are unobservable market data (level 3) amounted to a loss of EUR 148 million (EUR 147 million of profit in the first six months of 2024).
The table below shows the effect, at 30 June 2025 and 31 December 2024, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

30-06-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers and central banks
Repos/Reverse repos	Market proxy	Price / Credit spread	n.a.	n.a.	(6.29)	6.29
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.10%	(2.52)	2.58
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	4.00%	(8.28)	8.22
Others	Discounted Cash Flows	Credit spread	10% - 90%	33.30%	(1.29)	0.53
Derivatives
Cap&Floor	Black Scholes model	Volatility	(6.5)bps - 6.5bps	0.13bp	—	(0.01)
CCS	Discounted Cash Flows	Credit spread	156.7% - 158.7%	157.70%	(0.01)	0.01
EQ Options	EQ option pricing model	Volatility	0% - 70%	41.20%	(0.31)	0.44
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(19.97)	19.97
FX Forward	Forward estimation	Swap Rate	0% - 15%	7.50%	(0.03)	0.03
Fx Options	Fx option pricing model	Volatility	0.1% - 39.8%	19.80%	(0.49)	0.47
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.90%	(0.27)	0.26
IR Options	IR option pricing model	Volatility	0% - 30%	15.00%	(1.05)	1.05
IRS	Discounted Cash Flows	Credit spread	16.5% - 103.4%	59.60%	(4.01)	3.94
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	31.20%	(6.57)	2.92
IRS	Others	Others	5% - n.a.	n.a.	(9.11)	0.71
Others	Forward estimation	Price	60bps - 300bps	181.5bps	(3.95)	3.94
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(2.92)	2.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%	62.30%	(0.44)	0.83
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%	1.60%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.23)	0.23

30-06-2025
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	4.00%	(3.44)	3.42
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.12)	0.12
Equity instruments
Equities	Price Based	Price	90% - 110%	100%	(204.54)	204.54
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a. - n.a.	n.a.	(23.25)	—
Loans	Discounted Cash Flows	Interest rate curve	4.1% - 7.2%	5.70%	(1.69)	1.69
Loans	Forward estimation	Credit spread	153.7bps - 233.7bps	154.00bps	(4.72)	—
Loans	Market price	Market price	(0.7)% - 0.1%	-0.60%	(11.53)	1.99
Debt securities
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	2.5% - 4.2%	3.30%	(0.08)	0.08
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(28.60)	28.60
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.50%	(0.10)	0.06
FX Options	Volatility option model	Volatility	10% - 90%	39.60%	(0.01)	0.01
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	48.90%	(0.73)	0.70
IRS	Discounted Cash Flows	Credit Spread	16bps - 36bps	23.00bps	(1.70)	0.80

31-12-2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.	n.a.	(0.05)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.06%	(4.50)	4.61
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	3.99%	(8.07)	8.02
Others	Discounted Cash Flows	Credit spread	10% - 90%	54.05%	(1.18)	1.45
Derivatives
Cap&Floor	Forward estimation	Interest rate	(2)bps - 2bps	0.00bps	—	—
CCS	Discounted Cash Flows	Credit spread	158% - 165%	161.50%	(0.01)	0.01
CDS	Price	Credit spread	100% - 250%	178.83%	(0.09)	0.10
EQ Options	EQ option pricing model	Volatility	0% - 70%	41.25%	(0.48)	0.69
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(21.54)	21.54
FX Forward	Forward estimation	Swap Rate	0% - 15%	8.08%	(0.06)	0.07
FX Options	FX option pricing model	Volatility	0% - 40%	20.10%	(0.65)	0.66
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.78%	(0.21)	0.18
IR Options	IR option pricing model	Volatility	—% - 30%	17.34%	(0.16)	0.22
IRS	Others	Others	5% - n.a.	n.a.	(4.09)	—
IRS	Discounted Cash Flows	Credit spread	47.8% - 273.4%	155.36%	(1.91)	1.74
IRS	Discounted Cash Flows	Swap rate	1% - 99%	49.58%	(2.45)	2.41
Others	Forward estimation	Price	60bps - 300bps	181.50bps	(3.00)	3.08
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(3.39)	3.39
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	10% - 90%	50.00%	(0.63)	0.63
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2.0%	1.05%	(0.15)	0.15
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24

31-12-2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	3.96%	(3.63)	3.55
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(183.98)	183.98
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(18.61)	—
Loans	Discounted Cash Flows	Interest rate curve	3.4% - 6.5%	4.95%	(0.17)	0.17
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.00bps	(30.36)	30.36
Loans	Forward estimation	Credit spread	150bps - 232bps	150bps	(1.96)	—
Loans	Market price	Market price	(5)% - 20%	0.01%	(4.91)	1.23
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	(0.09)bps	(0.09)	0.09
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	1.6% - 5.2%	3.40%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(37.56)	37.56
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	42.20%	(0.11)	0.07
FX Options	Volatility option model	Volatility	10% - 90%	45.30%	(0.03)	0.02
IRS	Discounted Cash Flows	Inflation Swap Rate	1% - 99%	47.12%	(4.77)	4.24
IRS	Discounted Cash Flows	Credit spread	34bps - 68bps	44bps	(4.09)	1.65
1. For each instrument, the valuation technique is shown, the unobservable inputs described in the "Main unobservable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
2. The breakdown of impacts is shown by type of instrument and unobservable inputs.
3. The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
4. Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2025 and 2024 were as follows:

	01-01-2025	Changes						30-06-2025
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	3,930	4,092	(2,697)	64	—	129	(41)	5,477
Central Banks	—	437	—	31	—	—	—	468
Credit institutions	769	44	(745)	1	—	—	—	69
Customers	1,801	3,484	(1,572)	33	—	99	(2)	3,843
Debt instruments	413	47	(112)	(16)	—	(77)	(43)	212
Equity instruments	—	—	—	—	—	—	—	—
Trading derivatives	947	80	(268)	15	—	107	4	885
Swaps	556	64	(94)	(29)	—	19	133	649
Exchange rate options	2	6	(1)	(29)	—	7	30	15
Interest rate options	30	—	(5)	4	—	21	(8)	42
Interest rate futures	—	—	(20)	2	—	—	20	2
Index and securities options	241	4	(115)	41	—	(8)	(107)	56
Other	118	6	(33)	26	—	68	(64)	121
Hedging derivatives (Assets)	20	3	(5)	7	—	—	(11)	14
Swaps	20	3	(5)	7	—	—	(11)	14
Financial assets designated at fair value through profit or loss	106	—	—	(11)	—	—	(50)	45
Loans and advances to customers	20	—	—	(3)	—	—	—	17
Debt instruments	86	—	—	(8)	—	—	(50)	28
Non-trading financial assets mandatorily at fair value through profit or loss	2,588	83	(436)	112	—	2	10	2,359
Loans and advances to customers	505	—	(395)	—	—	—	(28)	82
Debt instruments	242	1	(4)	16	—	2	(25)	232
Equity instruments	1,841	82	(37)	96	—	—	63	2,045
Financial assets at fair value through other comprehensive income	8,675	6,405	(4,918)	—	(98)	85	(1,063)	9,086
Loans and advances to customers	7,253	5,982	(4,703)	—	(72)	85	(1,016)	7,529
Debt instruments	1,047	423	(213)	—	(25)	—	39	1,271
Equity instruments	375	—	(2)	—	(1)	—	(86)	286
TOTAL ASSETS	15,319	10,583	(8,056)	172	(98)	216	(1,155)	16,981
Financial liabilities held for trading	934	285	(300)	315	—	(183)	(97)	954
Credit institutions	—	26	—	—	—	—	—	26
Customers	—	52	—	—	—	—	—	52
Trading derivatives	934	207	(300)	315	—	(183)	(97)	876
Swaps	479	32	(27)	37	—	9	(31)	499
Exchange rate options	—	5	(2)	(26)	—	14	24	15
Interest rate options	79	2	(1)	2	—	(18)	47	111
Index and securities options	294	135	(122)	(36)	—	(6)	(110)	155
Securities and interest rate futures	—	—	(19)	29	—	—	19	29
Others	82	33	(129)	309	—	(182)	(46)	67
Hedging derivatives (Liabilities)	12	—	—	20	—	(2)	—	30
Swaps	12	—	—	20	—	(2)	(1)	29
Interest rate options	—	—	—	—	—	—	1	1
Financial liabilities designated at fair value through profit or loss	160	—	(7)	—	—	(153)	—	—
Liabilities under insurance contracts	246	—	—	(15)	—	—	1	232
TOTAL LIABILITIES	1,352	285	(307)	320	—	(338)	(96)	1,216

	01-01-2024	Changes						30-06-2024
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	2,086	726	(194)	33	—	(566)	(42)	2,043
Debt instruments	914	84	(2)	(18)	—	(428)	(16)	534
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	1,147	367	(168)	49	—	(168)	(26)	1,201
Swaps	577	281	(94)	(3)	—	38	—	799
Exchange rate options	9	—	(1)	3	—	(2)	(1)	8
Interest rate options	153	—	—	(16)	—	(107)	—	30
Index and securities options	235	11	(47)	79	—	(66)	(16)	196
Other	173	75	(26)	(14)	—	(31)	(9)	168
Financial assets designated at fair value through profit or loss	181	593	(126)	28	—	61	(28)	709
Loans and advances to customers	31	188	(3)	(8)	—	—	16	224
Debt instruments	150	405	(123)	36	—	61	(44)	485
Non-trading financial assets mandatorily at fair value through profit or loss	2,095	167	(189)	71	—	(69)	20	2,095
Loans and advances to customers	287	43	(97)	45	—	(140)	(6)	132
Debt instruments	313	5	(73)	2	—	—	(3)	244
Equity instruments	1,495	119	(19)	24	—	71	29	1,719
Financial assets at fair value through other comprehensive income	5,989	3,034	(2,522)	—	(123)	23	(53)	6,348
Loans and advances to customers	4,938	2,845	(2,505)	—	20	16	2	5,316
Debt instruments	559	186	(2)	—	(17)	7	(56)	677
Equity instruments	492	3	(15)	—	(126)	—	1	355
TOTAL ASSETS	10,351	4,520	(3,031)	132	(123)	(551)	(103)	11,195
Financial liabilities held for trading	869	293	(135)	(46)	—	(166)	(13)	802
Trading derivatives	869	293	(135)	(46)	—	(166)	(13)	802
Swaps	388	84	(23)	(52)	—	(93)	—	304
Interest rate options	139	1	(19)	7	—	(64)	1	65
Index and securities options	187	1	(17)	71	—	(7)	(13)	222
Exchange rate options	8	—	(1)	(4)	—	(2)	(1)	—
Others	147	207	(75)	(68)	—	—	—	211
Hedging derivatives (Liabilities)	6	—	—	(1)	—	—	—	5
Swaps	6	—	—	(2)	—	—	—	4
Interest rate options	—	—	—	1	—	—	—	1
Financial liabilities designated at fair value through profit or loss	29	264	(8)	38	—	29	—	352
Liabilities under insurance contracts	323	—	—	(19)	—	—	(30)	274
TOTAL LIABILITIES	1,227	557	(143)	(28)	—	(137)	(43)	1,433
b) Refinancing and restructured transactions
The following terms are used with the meanings specified below:
•Refinancing transaction: transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the borrower, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.
•Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.
For maximum guarantees amount, we will consider as follows:
•Collateral: the appraisal amount or valuation amount of the collateral received; for each transaction it cannot be higher than the covered amount of exposure.

	30-06-2025
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	22	8	5	4	3	—	8	9	5	4	4	3	—	8
Other financial institutions and: individual shareholder	876	120	650	341	195	52	156	497	61	425	163	84	9	149
Non financial institutions and individual shareholder	450,530	5,505	43,882	5,859	3,027	1,238	2,738	268,958	2,921	27,768	2,820	1,439	521	2,424
Of which: Financing for constructions and property development	318	18	310	493	337	2	48	198	4	157	83	77	2	22
Other warehouses	2,789,077	4,262	475,603	9,009	4,250	3,056	3,495	1,569,848	2,323	284,782	5,116	1,960	1,868	2,841
Total	3,240,505	9,895	520,140	15,213	7,475	4,346	6,397	1,839,312	5,310	312,979	8,103	3,486	2,398	5,422
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	13,875	343	4,834	612	460	15	168	6,975	202	1,802	236	122	8	139

	31-12-2024
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	23	9	9	2	2	—	4	8	3	7	1	1	—	3
Other financial institutions and: individual shareholder	946	70	605	306	199	52	93	574	21	512	125	70	14	85
Non financial institutions and individual shareholder	543,934	5,515	47,854	6,668	3,678	1,398	3,011	353,838	2,956	31,259	3,106	1,622	543	2,624
Of which: Financing for constructions and property development	12,688	103	1,765	828	672	30	171	8,789	64	1,116	218	154	20	127
Other warehouses	3,308,884	4,534	483,714	10,040	4,375	3,754	4,038	2,073,312	2,623	285,857	5,850	2,188	2,299	3,285
Total	3,853,787	10,128	532,182	17,016	8,254	5,204	7,146	2,427,732	5,603	317,635	9,082	3,881	2,856	5,997
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—
c) Real estate business – Spain
i) Portfolio of home purchase loans to families
Home purchase loans granted to families in Spain on 30 June 2025 amounted to EUR 59,927 million (EUR 59,316 million at 31 December 2024). Of which mortgage collateral are 99.66%:

	Million euros
	30-06-2025		31-12-2024
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	59,927	729	59,316	789
-Without mortgage collateral	201	6	208	11
- With mortgage collateral	59,726	723	59,108	778
The risk profile of the home purchase mortgage loan portfolio in Spain remained at a medium-low level, with limited prospects of additional impairment:
•Principal is repaid on all mortgages from the start.
•Early repayment is common so the average life of the transaction is well below that of the contract.
•High quality of collateral concentrated almost exclusively in financing the first home.
•Average affordability rate at the end of June stood at 23%.
•93% of the portfolio has a LTV below 80%, calculated as total risk/latest available house appraisal.

	30-06-2025
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,180	20,202	18,391	3,103	850	59,726
Of which: impaired	133	185	169	107	129	723

	31-12-2024
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,205	20,085	17,955	2,925	938	59,108
Of which: impaired	114	167	189	130	178	778
ii) Financing construction and property development
At 30 June 2025 and 31 December 2024 the financing amount related to construction and real estate business in Spain amounted to EUR 2,696 million and EUR 2,517 million net of allowances, respectively.

	30-06-2025
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,721	219	25
Of which: watchlist/ impaired	43	3	17
Memorandum items: Written-off assets	244

	31-12-2024
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,545	278	28
Of which: watchlist/ impaired	58	6	21
Memorandum items: Written-off assets	338

	30-06-2025	31-12-2024
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	236,622	235,824
Total consolidated assets (Total business) (book value)	1,815,888	1,837,081
Impairment losses and provision for exposure classified as normal (business in Spain)	1,025	1,132
At the end 30 June 2025 and 31 December 2024 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2025	31-12-2024
1. Without mortgage collateral	17	13
2. With mortgage collateral	2,704	2,532
2.1 Completed buildings	983	934
2.1.1 Residential	716	634
2.1.2 Other	267	300
2.2 Buildings and other constructions under construction	1,706	1,580
2.2.1 Residential	1,690	1,534
2.2.2 Other	16	46
2.3 Land	15	18
2.3.1 Developed consolidated land	13	13
2.3.2 Other land	2	5
Total	2,721	2,545
d) Foreclosed real estate assets
The following table shows the breakdown at 30 June 2025 and 31 December 2024 of the foreclosed assets for the Spanish business:

	30-06-2025
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	4,191	2,366	1,742	1,825
Of which:
Completed Buildings	594	404	344	190
Residential	162	92	76	70
Other	432	312	268	120
Buildings under construction	160	67	49	93
Residential	0	0	0	0
Other	160	67	49	93
Land	3,437	1,895	1,349	1,542
Developed Land	852	453	269	399
Other land	2,585	1,442	1,080	1,143
Property assets from home purchase mortgage loans to households	364	176	119	188
Other foreclosed property assets	94	50	39	44
Total property assets	4,649	2,592	1,900	2,057

	31-12-2024
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	4,329	2,456	1,804	1,873
Of which:
Completed Buildings	707	452	382	255
Residential	197	106	87	91
Other	510	346	295	164
Buildings under construction	95	41	30	54
Residential	0	0	0	0
Other	95	41	30	54
Land	3,527	1,963	1,392	1,564
Developed Land	1,000	533	318	467
Other land	2,527	1,430	1,074	1,097
Property assets from home purchase mortgage loans to households	390	183	123	207
Other foreclosed property assets	104	53	42	51
Total property assets	4,823	2,692	1,969	2,131
Additionally, Grupo Santander has participation in entities holding real estate assets foreclosed or received in payment of debts for an amount of EUR 23 million and capital instruments foreclosed or received in payment of debts for an amount of EUR 9 million.
e) Solvency information
The Group commands a solvency position above the levels required by regulators and by the European Central bank. At 30 June 2025, at a consolidated level, the Group must maintain a minimum capital ratio of 9.65% of CET1 phase-in, applying the transitional CRR provision (4.50% being the requirement for Pillar I, 0.98% being the requirement for Pillar II, 2.50% being the requirement for capital conservation buffer, 1.25% being the requirement for systemically important institutions, 0.38% being the requirement for anti-cyclical capital buffer and 0.04% being the requirement for systemic risk requirement).
Grupo Santander must also maintain a minimum capital ratio of 11.47% of Tier 1 phase-in and a minimum total ratio of 13.91% phase-in.
At 30 June 2025, the Group has a capital ratio regulatory CET1 of 12.98% and a total ratio of 17.22%.
Capital ratio

	30-06-2025	31-12-2024
Capital ratio
Level 1 ordinary eligible capital (EUR million)	81,250	79,800
Level 1 additional eligible capital (EUR million)	9,578	10,371
Level 2 eligible capital (EUR million)	16,905	18,418
Risk-weighted assets (EUR million)	625,750	624,503
Level 1 ordinary capital coefficient (CET 1)	12.98%	12.78%
Level 1 additional capital coefficient (AT1)	1.53%	1.66%
Level 1 capital coefficient (TIER1)	14.52%	14.44%
Level 2 capital coefficient (TIER 2)	2.70%	2.95%
Total capital ratio	17.22%	17.39%
Leverage

	30-06-2025	31-12-2024
Leverage
Tier 1 capital (EUR million)	90,828	90,170
Exposure (EIR million)	1,850,859	1,885,572
Leverage ratio	4.91%	4.78%